6. Note Payable, Related Party (Tables)	12 Months Ended
Nov. 30, 2014
Debt Disclosure [Abstract]
Notes payable, related party

Note payable, related party consists of the following at November 30, 2014 and 2013, respectively:

	November 30,	November 30,
	2014	2013

10% unsecured demand loan from the CEO in the amount of $47,749.	$–	$47,749